UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2016

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	FEBRUARY 29, 2016

California Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about global economic growth sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last summer and re-emerged in January and early February, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including munis and Treasuries were market leaders.

Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 3.62% for the six months.

Speaking of rising interest rates, the U.S. Federal Reserve (the Fed) finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2016
Portfolio at a Glance
Weighted Average Maturity	17.2 years
Average Duration (Modified)	5.1 years

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	14%
Hospital	14%
General Obligation (GO) - State	12%
Lease Revenue	8%
Prerefunded	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	95.6%
Temporary Cash Investments	3.3%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Expenses Paid During Period(1)9/1/15 - 2/29/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.20	$2.38	0.47%
Institutional Class	$1,000	$1,036.20	$1.37	0.27%
A Class	$1,000	$1,033.90	$3.64	0.72%
C Class	$1,000	$1,030.10	$7.42	1.47%
Hypothetical
Investor Class	$1,000	$1,022.53	$2.36	0.47%
Institutional Class	$1,000	$1,023.52	$1.36	0.27%
A Class	$1,000	$1,021.28	$3.62	0.72%
C Class	$1,000	$1,017.55	$7.37	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

FEBRUARY 29, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.6%
California — 94.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	$1,200,000	$1,392,492
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,221,240
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	570,010
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	548,350
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,788,675
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,270,530
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,788,775
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	352,764
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,200,000	2,506,438
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 3/3/16	500,000	493,655
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,013,080
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 3/3/16	550,000	549,335
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 3/3/16	1,250,000	1,240,262
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	1,500,000	1,707,195
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	2,655,000	3,066,897
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	2,500,000	2,877,750
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,264,584
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	1,450,000	1,462,397
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	715,000	782,839
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,192,980
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(2)	1,700,000	1,728,067
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	352,465
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,355,360
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	5,157,787
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	355,339

6

	Principal Amount	Value
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	$500,000	$588,450
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,206,780
California Educational Facilities Authority Rev., Series 2015 A, (Claremont McKenna College), 5.00%, 1/1/32	750,000	917,018
California GO, 5.00%, 2/1/27	3,000,000	3,621,750
California GO, 5.00%, 2/1/28	1,000,000	1,202,680
California GO, 5.00%, 3/1/28	2,000,000	2,465,980
California GO, 5.25%, 9/1/32	2,000,000	2,368,180
California GO, 6.50%, 4/1/33	5,000,000	5,837,700
California GO, 5.00%, 4/1/38	2,500,000	2,694,300
California GO, 6.00%, 4/1/38	2,500,000	2,872,650
California GO, 6.00%, 11/1/39	5,000,000	5,877,350
California GO, 5.50%, 3/1/40	3,000,000	3,474,960
California GO, 5.00%, 10/1/41	2,000,000	2,308,880
California GO, 5.00%, 8/1/45	2,795,000	3,278,339
California GO, Series 2012 B, VRN, 0.91%, 3/3/16	2,000,000	2,014,220
California GO, Series 2012 B, VRN, 1.01%, 3/3/16	800,000	807,376
California GO, Series 2012 B, VRN, 1.16%, 3/3/16	960,000	975,744
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,205,000
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,545,375
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	151,572
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,149,370
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,892,796
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,310,585
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,143,860
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,138,490
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,149,600
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,800,990
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	553,280
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	208,427
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,681,260
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,146,850
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	490,376
California Health Facilities Financing Authority Rev., Series 2015 A, (Sutter Health), 5.00%, 8/15/43	720,000	833,983
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/46	2,000,000	2,318,920

7

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	$740,000	$851,673
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 2.05%, 3/3/16	1,000,000	1,023,750
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 3/3/16	935,000	936,402
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,145,050
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	889,132
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,392,420
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	300,000	330,261
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,000,000	1,083,780
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/40	1,420,000	1,595,299
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/46	1,000,000	1,114,480
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	500,000	545,440
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	1,000,000	1,023,640
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.01%, 3/1/16 (LOC: TD Bank N.A.)	1,000,000	1,000,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,335,400
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,974,618
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,214,940
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,491,768
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	580,480
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,865,000	2,135,574
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,731,960
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	250,000	277,365
California State University Rev., Series 2015 A, 5.00%, 11/1/19	1,000,000	1,157,320
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,144,250
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	559,770
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,050,100
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.01%, 3/1/16 (LOC: Wells Fargo Bank N.A.)	600,000	600,000
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	3,164,335

8

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	$750,000	$865,560
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	500,000	573,075
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	1,300,000	1,472,562
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/35	715,000	842,892
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	600,000	671,460
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,519,989
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	549,267
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	910,349
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	382,659
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	403,339
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	659,994
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 5.00%, 9/2/26	1,000,000	1,231,480
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40	500,000	577,355
Del Mar Race Track Authority Rev., 5.00%, 10/1/35(3)	660,000	721,162
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	405,144
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	700,000	560,714
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	1,250,000	389,825
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(1)	600,000	284,286
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 5.75%, 1/15/46	1,000,000	1,170,970
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,250,000	3,849,267
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	1,000,000	1,194,360
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	596,585
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	803,340
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	445,000	446,647
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	711,855
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,168,380
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,128,050
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	642,857
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	658,741

9

	Principal Amount	Value
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No. 1), 5.00%, 9/1/49	$1,000,000	$1,118,890
Kaweah Delta Health Care District Rev., Series 2015 B, 4.00%, 6/1/45	750,000	760,118
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	706,571
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	387,602
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	874,519
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40	1,250,000	1,385,062
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(4)	1,100,000	867,636
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,425,000	1,517,226
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	355,000	355,859
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	275,000	275,663
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	390,000	390,772
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/35	1,500,000	1,784,130
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,335,858
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,133,730
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,263,980
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	4,000,000	4,383,680
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	1,000,000	1,141,650
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	569,325
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	2,000,000	2,032,820
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,074,611
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,265,220
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,174,660
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,047,880
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	1,280,000	1,411,866
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	2,000,000	2,206,040
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	690,000	835,852
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,459,260

10

	Principal Amount	Value
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	$880,000	$1,284,149
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	594,749
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,930,486
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,820,750
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,193,780
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,118,691
New Haven Unified School District GO, Series 2015 A, (Election 2014), 5.00%, 8/1/45	1,500,000	1,745,940
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,274,560
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	605,445
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,166,620
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	564,618
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	450,000	505,305
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,144,280
Orange County District Special Tax Rev., Series 2015 A, (Communities Facilities District No. 2015-1, Village of Esencia), 5.00%, 8/15/35	1,000,000	1,151,120
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	2,000,000	2,051,140
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,218,410
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,722,600
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,138,190
Oxnard School District GO, Series 2015 D, (Election of 2012), 3.00%, 8/1/20 (AGM)(4)	700,000	738,668
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	560,550
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	800,783
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,899,441
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,452,490
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	820,575
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,345,310
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,061,115
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,788,555
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	792,157
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,010,000	1,188,992
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,123,720
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	733,988
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,101,860

11

	Principal Amount	Value
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.81%, 3/1/16 (NATL-RE/FGIC)	$1,500,000	$1,390,125
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 12/1/34 (BAM)	385,000	443,358
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,027,510
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	7,400,000	7,854,434
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,654,830
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	340,574
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	175,000	213,691
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	267,624
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,694,430
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,128,020
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,685,579
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	1,300,000	1,519,531
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,268,180
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,391,300
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	606,765
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	933,552
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	261,420
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,415,980
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,413,332
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,313,711
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,158,900
San Francisco City and County Public Utilities Commission Rev., Series 2015 A, 5.00%, 11/1/45	1,000,000	1,161,030
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	614,045
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/31	400,000	459,460
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	500,000	554,670
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	1,000,000	1,117,540
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/44	1,000,000	1,101,550
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	1,000,000	1,092,590

12

	Principal Amount/Shares	Value
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	$685,000	$799,210
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	842,783
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	560,900
Santa Cruz County Redevelopment Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 9/1/35 (AGM)	1,500,000	1,746,510
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	458,068
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	478,892
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,663,860
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,417,731
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/33 (NATL-RE)	1,325,000	1,570,257
South Placer Wastewater Authority Rev., VRN, 0.34%, 3/3/16	1,650,000	1,638,994
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,114,281
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	933,615
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,195,270
Stockton Unified School District GO, 5.00%, 8/1/29	3,485,000	4,204,374
Stockton Unified School District GO, 5.00%, 8/1/31	1,000,000	1,187,510
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	488,097
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/28 (AGM)	1,190,000	1,398,928
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,108,590
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	500,000	475,460
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,356,024
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,313,420
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,234,830
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,481,260
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,350,100
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	1,252,140
		324,768,080
Guam — 0.7%
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,372,955
TOTAL MUNICIPAL SECURITIES (Cost $291,316,652)		327,141,035
TEMPORARY CASH INVESTMENTS — 3.3%
Federated California Municipal Cash Trust, Wealth Shares (Cost $11,306,818)	11,306,818	11,306,818
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $302,623,470)		338,447,853
OTHER ASSETS AND LIABILITIES — 1.1%		3,785,105
TOTAL NET ASSETS — 100.0%		$342,232,958

13

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,022,167, which represented 0.6% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
See Notes to Financial Statements.

14

Statement of Assets and Liabilities

FEBRUARY 29, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $302,623,470)	$338,447,853
Cash	664,835
Receivable for capital shares sold	13,433
Interest receivable	3,705,427
342,831,548

Liabilities
Payable for capital shares redeemed	249,477
Accrued management fees	126,620
Distribution and service fees payable	6,808
Dividends payable	215,685
598,590

Net Assets	$342,232,958

Net Assets Consist of:
Capital paid in	$305,497,948
Undistributed net investment income	6,536
Undistributed net realized gain	904,091
Net unrealized appreciation	35,824,383
$342,232,958

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$328,582,193	27,583,760	$11.91
Institutional Class	$312,024	26,194	$11.91
A Class	$6,384,253	536,041	$11.91*
C Class	$6,954,488	583,748	$11.91
*Maximum offering price $12.47 (net asset value divided by 0.955).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,605,572

Expenses:
Management fees	795,301
Distribution and service fees:
A Class	7,842
C Class	34,559
Trustees' fees and expenses	10,249
Other expenses	14
847,965

Net investment income (loss)	5,757,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,500,259
Futures contract transactions	20,910
2,521,169

Change in net unrealized appreciation (depreciation) on:
Investments	3,683,289
Futures contracts	(16,875)
3,666,414

Net realized and unrealized gain (loss)	6,187,583

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,945,190

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2015
Increase (Decrease) in Net Assets	February 29, 2016	August 31, 2015
Operations
Net investment income (loss)	$5,757,607	$11,665,482
Net realized gain (loss)	2,521,169	(319,618)
Change in net unrealized appreciation (depreciation)	3,666,414	(1,586,988)
Net increase (decrease) in net assets resulting from operations	11,945,190	9,758,876

Distributions to Shareholders
From net investment income:
Investor Class	(5,564,638)	(11,274,436)
Institutional Class	(5,472)	(9,947)
A Class	(98,459)	(213,905)
C Class	(82,502)	(167,194)
Decrease in net assets from distributions	(5,751,071)	(11,665,482)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,134,664)	(14,190,101)

Net increase (decrease) in net assets	(940,545)	(16,096,707)

Net Assets
Beginning of period	343,173,503	359,270,210
End of period	$342,232,958	$343,173,503

Undistributed net investment income	$6,536	$—

See Notes to Financial Statements.

17

Notes to Financial Statements

FEBRUARY 29, 2016 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

18

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 29, 2016 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

19

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2016 were $24,143,244 and $41,752,266, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2016		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	588,392	$6,955,309	1,043,154	$12,296,446
Issued in reinvestment of distributions	360,884	4,269,019	721,400	8,508,080
Redeemed	(1,499,056)	(17,745,779)	(2,905,163)	(34,174,882)
	(549,780)	(6,521,451)	(1,140,609)	(13,370,356)
Institutional Class
Sold	—	—	22,124	259,950
Issued in reinvestment of distributions	463	5,472	843	9,947
	463	5,472	22,967	269,897
A Class
Sold	13,327	158,618	51,183	601,935
Issued in reinvestment of distributions	8,250	97,556	17,971	211,962
Redeemed	(54,439)	(639,186)	(161,544)	(1,910,307)
	(32,862)	(383,012)	(92,390)	(1,096,410)
C Class
Sold	47,482	562,983	44,530	529,113
Issued in reinvestment of distributions	4,138	48,952	8,302	97,919
Redeemed	(71,750)	(847,608)	(52,774)	(620,264)
	(20,130)	(235,673)	58	6,768
Net increase (decrease)	(602,309)	$(7,134,664)	(1,209,974)	$(14,190,101)

20

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$327,141,035	—
Temporary Cash Investments	$11,306,818	—	—
	$11,306,818	$327,141,035	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in interest rate risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2016, the effect of interest rate risk derivative instruments on the Statement of Operations was $20,910 in net realized gain (loss) on futures contract transactions and $(16,875) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

21

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$302,623,470
Gross tax appreciation of investments	$35,860,537
Gross tax depreciation of investments	(36,154)
Net tax appreciation (depreciation) of investments	$35,824,383

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2015, the fund had accumulated short-term capital losses of $(1,442,386) and accumulated long-term capital losses of $(117,576), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(457,823)	$(984,563)	$(117,576)

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.70	0.20	0.21	0.41	(0.20)	$11.91	3.52%	0.47%(4)	3.40%(4)	7%	$328,582
2015	$11.76	0.39	(0.06)	0.33	(0.39)	$11.70	2.86%	0.47%	3.33%	31%	$329,152
2014	$10.94	0.38	0.82	1.20	(0.38)	$11.76	11.10%	0.47%	3.32%	46%	$344,356
2013	$11.70	0.37	(0.76)	(0.39)	(0.37)	$10.94	(3.45)%	0.47%	3.19%	44%	$346,396
2012	$10.94	0.41	0.77	1.18	(0.42)	$11.70	10.92%	0.47%	3.65%	76%	$412,713
2011	$11.20	0.47	(0.27)	0.20	(0.46)	$10.94	2.02%	0.48%	4.38%	63%	$379,586
Institutional Class
2016(3)	$11.70	0.21	0.21	0.42	(0.21)	$11.91	3.62%	0.27%(4)	3.60%(4)	7%	$312
2015	$11.77	0.42	(0.07)	0.35	(0.42)	$11.70	2.97%	0.27%	3.53%	31%	$301
2014	$10.94	0.40	0.83	1.23	(0.40)	$11.77	11.42%	0.27%	3.52%	46%	$33
2013	$11.70	0.40	(0.76)	(0.36)	(0.40)	$10.94	(3.26)%	0.27%	3.39%	44%	$29
2012	$10.94	0.44	0.76	1.20	(0.44)	$11.70	11.14%	0.27%	3.85%	76%	$30
2011	$11.20	0.49	(0.26)	0.23	(0.49)	$10.94	2.22%	0.28%	4.58%	63%	$27

23

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.70	0.18	0.21	0.39	(0.18)	$11.91	3.39%	0.72%(4)	3.15%(4)	7%	$6,384
2015	$11.76	0.36	(0.06)	0.30	(0.36)	$11.70	2.60%	0.72%	3.08%	31%	$6,655
2014	$10.94	0.35	0.82	1.17	(0.35)	$11.76	10.83%	0.72%	3.07%	46%	$7,778
2013	$11.70	0.34	(0.76)	(0.42)	(0.34)	$10.94	(3.70)%	0.72%	2.94%	44%	$8,572
2012	$10.94	0.38	0.77	1.15	(0.39)	$11.70	10.64%	0.72%	3.40%	76%	$16,214
2011	$11.20	0.44	(0.26)	0.18	(0.44)	$10.94	1.77%	0.73%	4.13%	63%	$11,044
C Class
2016(3)	$11.70	0.14	0.21	0.35	(0.14)	$11.91	3.01%	1.47%(4)	2.40%(4)	7%	$6,954
2015	$11.76	0.28	(0.06)	0.22	(0.28)	$11.70	1.83%	1.47%	2.33%	31%	$7,066
2014	$10.94	0.26	0.82	1.08	(0.26)	$11.76	10.00%	1.47%	2.32%	46%	$7,104
2013	$11.70	0.26	(0.76)	(0.50)	(0.26)	$10.94	(4.41)%	1.47%	2.19%	44%	$7,471
2012	$10.94	0.30	0.76	1.06	(0.30)	$11.70	9.82%	1.47%	2.65%	76%	$11,321
2011	$11.20	0.36	(0.26)	0.10	(0.36)	$10.94	1.01%	1.48%	3.38%	63%	$7,120

Notes to Financial Highlights
(1) Computed using average shares outstanding throughout the period.
(2) Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3) Six months ended February 29, 2016 (unaudited).
(4) Annualized.

See Notes to Financial Statements.

24

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88535 1604

SEMIANNUAL REPORT	FEBRUARY 29, 2016

California Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about global economic growth sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last summer and re-emerged in January and early February, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including munis and Treasuries were market leaders.

Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 3.62% for the six months.

Speaking of rising interest rates, the U.S. Federal Reserve (the Fed) finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2016
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.32)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	25 days
Weighted Average Life	76 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	86%
31-90 days	1%
91-180 days	10%
More than 180 days	3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Expenses Paid During Period(1)9/1/15 - 2/29/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.65	0.13%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.49	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.22	$0.65	0.13%
Investor Class (before waiver)	$1,000	$1,022.38	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

FEBRUARY 29, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.4%
California — 98.4%
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/16	$1,000,000	$1,007,807
California GO, Series 2004 B-2, (Kindergarten), VRDN, 0.01%, 3/1/16 (LOC: Citibank N.A.)	2,500,000	2,500,000
California Health Facilities Financing Authority Rev., Series 1988 B, (Catholic Healthcare), VRDN, 0.10%, 3/2/16 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.00%, 8/15/16	1,000,000	1,021,398
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.05%, 3/3/16 (LOC: MUFG Union Bank N.A.)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.05%, 3/3/16 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 3/3/16 (LOC: Rabobank Nederland N.V.)	3,205,000	3,205,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.07%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	2,315,000	2,315,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.03%, 3/3/16 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.02%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	6,200,000	6,200,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.02%, 3/3/16 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.05%, 3/3/16 (LOC: Pacific Capital Bank N.A. and FHLB)	4,710,000	4,710,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.07%, 3/3/16 (LOC: Comerica Bank)	3,805,000	3,805,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.05%, 3/3/16 (LOC: MUFG Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.05%, 3/3/16 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.03%, 3/2/16 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.02%, 3/3/16 (LOC: Bank of Stockton and FHLB)	3,495,000	3,495,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.02%, 3/3/16 (LOC: First Republic Bank and FHLB)	6,395,000	6,395,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.03%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	2,750,000	2,750,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.06%, 3/3/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,590,000	3,590,000

6

	Principal Amount	Value
California State University Rev., Series 2011 A, 5.00%, 11/1/16	$750,000	$773,228
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.11%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.01%, 3/1/16 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
City of Los Angeles GO, 2.00%, 6/30/16	5,000,000	5,027,742
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.12%, 3/3/16 (LOC: Comerica Bank)	6,135,000	6,135,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.02%, 3/3/16 (LOC: Bank of the Sierra and FHLB)	7,000,000	7,000,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.16%, 3/3/16	9,000,000	9,000,000
Contra Costa County Public Financing Authority Rev., Series 2015 B, (Capital Projects), 3.00%, 6/1/16	1,000,000	1,006,633
County of Los Angeles Rev., 5.00%, 6/30/16	3,500,000	3,554,336
County of Riverside Rev., Series 2015 D, 2.00%, 10/12/16	5,000,000	5,052,078
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.03%, 3/3/16 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.08%, 3/3/16 (LOC: Bank of the West and California State Teacher's Retirement System)	5,800,000	5,800,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.05%, 3/3/16	4,000,000	4,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2015 A, VRN, 0.06%, 3/3/16	5,175,000	5,175,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water & Administration Facilities), VRDN, 0.07%, 3/2/16 (LOC: Bank of the West)	710,000	710,000
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.01%, 3/1/16 (LOC: Bank of America N.A.)	3,740,000	3,740,000
Irvine Ranch Water District Rev., Series 2011 A-1, VRN, 0.09%, 3/3/16	6,000,000	6,000,000
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.09%, 3/3/16	3,000,000	3,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.06%, 3/3/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Long Beach Unified School District GO, Series 2015 D, 3.00%, 8/1/16	1,150,000	1,163,005
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.21%, 3/3/16	3,500,000	3,500,000
Metropolitan Water District of Southern California Rev., Series 2011 A-3, VRN, 0.21%, 3/3/16	2,500,000	2,500,000
Metropolitan Water District of Southern California Rev., Series 2013 E, VRN, 0.09%, 3/3/16	5,000,000	5,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.03%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	2,700,000	2,700,000
Pittsburg Public Financing Authority Rev., VRDN, 0.02%, 3/3/16 (LOC: Bank of the West)	3,395,000	3,395,000
Sacramento Municipal Utility District Rev., Series 2008 U, 5.00%, 8/15/16 (AGM)	1,200,000	1,225,690
San Diego Unified School District GO, Series 2014 R-3, 5.00%, 7/1/16	1,290,000	1,309,886
San Mateo Joint Powers Financing Authority Rev., Series 2016 A, 2.00%, 7/15/16	3,375,000	3,395,994
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.04%, 3/3/16 (LOC: Citibank N.A.)	1,130,000	1,130,000

7

	Principal Amount/Shares	Value
State of California Puttable Floating Options Rev., VRDN, 0.14%, 3/3/16 (LIQ FAC: Bank of America N.A.)(1)	$5,000,000	$5,000,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.05%, 3/3/16 (LOC: MUFG Union Bank N.A.)	1,480,000	1,480,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.01%, 3/3/16 (SBBPA: JPMorgan Chase Bank N.A.)	2,790,000	2,790,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.01%, 3/3/16 (SBBPA: JPMorgan Chase Bank N.A.)	2,075,000	2,075,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 0.87%, 3/3/16 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		184,042,797
TEMPORARY CASH INVESTMENTS — 1.0%
Federated California Municipal Cash Trust, Wealth Shares	1,904,974	1,904,974
TOTAL INVESTMENT SECURITIES — 99.4%		185,947,771
OTHER ASSETS AND LIABILITIES — 0.6%		1,201,722
TOTAL NET ASSETS — 100.0%		$187,149,493

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,180,000, which represented 8.1% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

FEBRUARY 29, 2016 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$185,947,771
Cash	627,794
Receivable for investments sold	260,000
Receivable for capital shares sold	336,180
Interest receivable	299,628
187,471,373

Liabilities
Payable for capital shares redeemed	295,920
Accrued management fees	25,947
Dividends payable	13
321,880

Net Assets	$187,149,493

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	187,135,336

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$187,135,342
Undistributed net investment income	4,784
Undistributed net realized gain	9,367
$187,149,493

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$132,521

Expenses:
Management fees	467,688
Trustees' fees and expenses	4,973
Other expenses	293
472,954
Fees waived	(354,714)
118,240

Net investment income (loss)	14,281

Net realized gain (loss) on investment transactions	9,383

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,664

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2015
Increase (Decrease) in Net Assets	February 29, 2016	August 31, 2015
Operations
Net investment income (loss)	$14,281	$20,678
Net realized gain (loss)	9,383	2,697
Net increase (decrease) in net assets resulting from operations	23,664	23,375

Distributions to Shareholders
From net investment income	(9,497)	(20,678)
From net realized gains	(720)	—
Decrease in net assets from distributions	(10,217)	(20,678)

Capital Share Transactions
Proceeds from shares sold	28,021,304	56,838,279
Proceeds from reinvestment of distributions	10,004	20,265
Payments for shares redeemed	(40,538,769)	(78,259,625)
Net increase (decrease) in net assets from capital share transactions	(12,507,461)	(21,401,081)

Net increase (decrease) in net assets	(12,494,014)	(21,398,384)

Net Assets
Beginning of period	199,643,507	221,041,891
End of period	$187,149,493	$199,643,507

Undistributed net investment income	$4,784	$—

Transactions in Shares of the Fund
Sold	28,021,304	56,838,279
Issued in reinvestment of distributions	10,004	20,265
Redeemed	(40,538,769)	(78,259,625)
Net increase (decrease) in shares of the fund	(12,507,461)	(21,401,081)

See Notes to Financial Statements.

11

Notes to Financial Statements

FEBRUARY 29, 2016 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended February 29, 2016 was 0.49% before waiver and 0.12% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$184,042,797	—
Temporary Cash Investments	$1,904,974	—	—
	$1,904,974	$184,042,797	—

13

5. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2016(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%(4)	0.50%(4)	0.01%(4)	(0.36)%(4)	$187,149
2015	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644
2014	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.28%	0.50%	0.01%	(0.21)%	$241,081
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$263,397
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.38%	0.50%	0.01%	(0.11)%	$299,366

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 29, 2016 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

15

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88537 1604

SEMIANNUAL REPORT	FEBRUARY 29, 2016

California Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about global economic growth sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last summer and re-emerged in January and early February, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including munis and Treasuries were market leaders.

Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 3.62% for the six months.

Speaking of rising interest rates, the U.S. Federal Reserve (the Fed) finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 29, 2016
Portfolio at a Glance
Weighted Average Maturity	9.1 years
Average Duration (Modified)	4.5 years

Top Five Sectors	% of fund investments
Public Power	12%
General Obligation (GO) - Local	11%
Lease Revenue	10%
Hospital	10%
General Obligation (GO) - State	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	97.7%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Expenses Paid During Period(1)9/1/15 - 2/29/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.50	$2.37	0.47%
Institutional Class	$1,000	$1,032.60	$1.36	0.27%
A Class	$1,000	$1,030.30	$3.63	0.72%
C Class	$1,000	$1,025.60	$7.40	1.47%
Hypothetical
Investor Class	$1,000	$1,022.53	$2.36	0.47%
Institutional Class	$1,000	$1,023.52	$1.36	0.27%
A Class	$1,000	$1,021.28	$3.62	0.72%
C Class	$1,000	$1,017.55	$7.37	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

FEBRUARY 29, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.7%
California — 97.6%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	$2,500,000	$3,053,100
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 4.00%, 7/1/16	270,000	273,270
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,055,950
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/18	500,000	546,480
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,690,947
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	4,292,820
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,550,867
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/24	2,000,000	2,456,420
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,905,795
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	823,116
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,494,492
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,811,718
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/25	1,000,000	1,227,400
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/28	1,100,000	1,324,334
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/29	1,250,000	1,497,713
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/34	1,360,000	1,587,963
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	1,550,000	1,780,407
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,000,000	2,278,580
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 3/3/16	3,500,000	3,455,585
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 3/3/16	1,000,000	998,790
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,099,960
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 3/3/16	2,500,000	2,480,525
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,690,650
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,839,675
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,270,665

	Principal Amount	Value
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/28	$7,185,000	$8,679,193
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,480,335
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	3,000,000	3,035,940
Bay Area Toll Authority Toll Bridge Rev., Series 2014 E, (San Francisco Bay Area), 2.00%, 4/1/34	2,000,000	2,068,520
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	7,000,000	8,057,700
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	1,800,000	1,968,318
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	3,230,000	3,257,616
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	1,430,000	1,565,678
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,047,094
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,042,750
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	5,000,000	5,270,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,289,470
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	7,955,220
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,177,818
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	8,000,000	9,366,960
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,140,000	1,331,132
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	6,835,000	7,962,638
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,017,100
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	16,664,102
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	10,000,000	12,056,200
California Department of Water Resources Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.31%, 3/3/16	4,500,000	4,480,245
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16, Prerefunded at 100% of Par(2)	2,000,000	2,033,020
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	5,435,000	5,986,218
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	1,565,000	1,723,722
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(2)	4,505,000	5,137,547
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	886,215
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,139,938
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,635,915
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,233,552

	Principal Amount	Value
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	$750,000	$902,693
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	714,160
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	544,780
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	2,054,062
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	45,000	49,259
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	125,000	136,739
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,176,900
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,357,796
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,255,000
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,534,738
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,062,420
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25	1,875,000	2,439,112
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,625,274
California GO, 5.00%, 9/1/17	2,500,000	2,671,000
California GO, 5.00%, 10/1/17	2,170,000	2,326,131
California GO, 5.50%, 4/1/18	2,535,000	2,794,990
California GO, 5.00%, 8/1/18	2,260,000	2,358,220
California GO, 5.00%, 9/1/18	1,000,000	1,109,250
California GO, 5.00%, 9/1/19	7,645,000	8,771,797
California GO, 5.00%, 3/1/20	1,690,000	1,833,126
California GO, 5.00%, 8/1/20	5,000,000	5,216,350
California GO, 5.25%, 10/1/20	5,000,000	5,777,900
California GO, 5.00%, 3/1/22	5,000,000	5,020,700
California GO, 5.00%, 9/1/22	2,000,000	2,473,300
California GO, 5.00%, 3/1/23	10,000,000	12,408,600
California GO, 5.50%, 4/1/24	4,600,000	5,249,198
California GO, 5.00%, 8/1/24	1,260,000	1,313,323
California GO, 5.00%, 8/1/26	4,800,000	6,047,424
California GO, 5.00%, 12/1/26	1,045,000	1,291,411
California GO, 5.00%, 2/1/27	14,000,000	16,901,500
California GO, 5.00%, 2/1/28	5,795,000	6,969,531
California GO, 5.00%, 3/1/28	8,000,000	9,863,920
California GO, 5.75%, 4/1/28	5,000,000	5,705,800
California GO, 5.00%, 11/1/29	2,625,000	3,185,910
California GO, 5.75%, 4/1/31	5,000,000	5,686,150
California GO, 5.00%, 11/1/32	1,890,000	2,016,989
California GO, 6.50%, 4/1/33	5,000,000	5,837,700
California GO, 6.00%, 4/1/38	3,000,000	3,447,180
California GO, 5.00%, 8/1/45	5,000,000	5,864,650
California GO, Series 2012 B, VRN, 0.91%, 3/3/16	2,000,000	2,014,220

	Principal Amount	Value
California GO, Series 2012 B, VRN, 1.01%, 3/3/16	$800,000	$807,376
California GO, Series 2012 B, VRN, 1.16%, 3/3/16	960,000	975,744
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,028,320
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,105,650
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,720,090
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,712,977
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,850,040
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,791,100
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,524,960
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,640,513
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,020,960
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,500,030
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,074,760
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,714,890
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,223,056
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,355,000	1,369,200
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,714,620
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	45,930
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,394,101
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,296,880
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,919,200
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,714,170
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,143,860
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	7,000,000	8,568,980
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,327,360
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.01%, 3/1/16 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,200,660
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,445,679

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	$1,650,000	$2,022,949
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,106,560
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/25	5,855,000	6,960,658
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	1,030,558
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	3,650,000	4,091,066
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/21	300,000	364,962
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/22	200,000	248,444
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/23	600,000	751,632
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/28	465,000	573,750
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/29	1,000,000	1,229,840
California Health Facilities Financing Authority Rev., Series 2016 A, (Sutter Health), 5.00%, 11/15/30	750,000	914,363
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,226,221
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,455,025
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,202,640
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,639,589
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,150,910
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 3/3/16 (LOC: Rabobank Nederland N.V.)	1,480,000	1,480,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	675,000	678,058
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,371,668
California Infrastructure & Economic Development Bank Rev., Series 2011 A-1, (J. Paul Getty Trust), VRDN, 0.29%, 3/3/16	5,000,000	5,000,000
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 2.05%, 3/3/16	3,000,000	3,071,250
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 3/3/16	4,375,000	4,381,562
California Infrastructure & Economic Development Bank Rev., Series 2015 B-2, (J. Paul Getty Trust), VRDN, 0.29%, 3/3/16	2,750,000	2,726,597
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,076,660
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,197,372

	Principal Amount	Value
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	$2,000,000	$2,085,900
California Municipal Finance Authority Rev., Series 2008 A, (Biola University), 5.00%, 10/1/18	1,000,000	1,091,330
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	672,337
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,024,616
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,397,584
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,618,325
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,196,210
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/22	1,000,000	1,184,370
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/23	520,000	622,497
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/25	1,925,000	2,343,610
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/27	295,000	352,625
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/28	735,000	871,056
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/29	1,000,000	1,178,220
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/46	4,000,000	4,457,920
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,327,518
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,541,760
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,843,593
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,475,976
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	2,998,275
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,429,880
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,583,230
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,556,897
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,410,440
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,169,954
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	5,218,933
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,000,000	1,160,960
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,321,813
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	4,500,000	5,152,860
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,771,136

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/25	$5,000,000	$6,243,150
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,109,460
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/19(3)	1,025,000	1,055,996
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/20(3)	1,115,000	1,150,011
California Public Works Board Lease Rev., Series 2015 F, 5.00%, 5/1/27	5,000,000	6,210,250
California State University Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,491,963
California State University Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	6,004,750
California State University Rev., Series 2014 A, 5.00%, 11/1/32	1,750,000	2,092,160
California State University Rev., Series 2015 A, 5.00%, 11/1/18	1,800,000	2,012,328
California State University Rev., Series 2015 A, 5.00%, 11/1/19	1,000,000	1,157,320
California State University Rev., Series 2015 A, 5.00%, 11/1/21	1,000,000	1,223,100
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/16	750,000	773,138
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	874,308
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	217,040
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	572,474
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	222,152
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	117,553
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	171,879
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	153,476
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	186,924
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	249,498
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,531,071
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,789,093
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,202,200
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,757,678
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 3/31/16, Prerefunded at 100% of Par (AGM)(2)	440,000	441,835
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,300,000	1,366,326
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,039,860
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,071,280
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17(2)	1,325,000	1,376,039

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	$2,460,000	$2,614,390
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,638,283
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	5,000,000	5,263,650
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,561,300
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/22	475,000	571,031
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/23	600,000	729,138
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/24	750,000	920,393
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/25	800,000	965,064
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/26	885,000	1,058,318
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,880,000	2,230,206
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,949,608
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/23	1,190,000	1,446,612
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/24	800,000	983,496
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/25	750,000	932,048
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/26	1,000,000	1,254,530
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/27	1,590,000	1,982,523
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,000,000	1,016,410
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,186,302
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	536,387
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	711,288
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	356,741
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,799,875
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,466,611
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,173,328
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18	740,000	791,874
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19	390,000	425,315
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20	545,000	625,742

	Principal Amount	Value
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22	$520,000	$617,739
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24	575,000	695,451
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 2.00%, 9/2/16	850,000	856,732
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	891,123
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 4.00%, 9/2/17	360,000	377,417
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	941,124
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,539,986
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 4.00%, 9/2/19	1,375,000	1,510,809
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 5.00%, 9/2/26	500,000	615,740
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	721,440
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	361,670
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	261,974
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/25	1,630,000	2,034,680
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/26	3,400,000	4,192,268
City of Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,119,801
City of Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,790,292
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,981,602
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,551,390
Del Mar Race Track Authority Rev., 4.00%, 10/1/19(3)	1,275,000	1,369,337
Del Mar Race Track Authority Rev., 4.00%, 10/1/20(3)	1,330,000	1,441,986
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,680,984
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,098,950
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	607,716
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,548,470
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	1,600,000	1,281,632
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	4,820,000	1,503,165
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,000,000	3,553,170
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	3,940,725
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-2, VRDN, 5.00%, 1/15/20	5,000,000	5,523,350
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	2,750,000	3,284,490
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, (Junior Lien), 6.25%, 1/15/33	3,000,000	3,562,470
Garden Grove Agency Community Development Successor Agency Tax Allocation Rev., (Garden Grove Community Project), 5.00%, 10/1/22 (BAM)(5)	500,000	610,610

	Principal Amount	Value
Garden Grove Agency Community Development Successor Agency Tax Allocation Rev., (Garden Grove Community Project), 5.00%, 10/1/23 (BAM)(5)	$500,000	$617,480
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,606,680
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	1,270,000	1,274,699
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,186,425
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,194,650
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	6,650,000	7,850,325
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,000,000	1,168,230
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 3.00%, 6/1/17	1,000,000	1,031,160
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 4.00%, 6/1/18	2,885,000	3,098,894
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/19	1,000,000	1,134,230
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/20	1,000,000	1,164,710
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/21	3,000,000	3,583,950
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	938,873
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,974,087
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,729,597
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,285,713
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,311,899
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/39	1,000,000	1,124,650
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	612,738
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	762,917
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/23	625,000	763,838
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/24	680,000	838,617
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/25	1,000,000	1,221,610
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,302,950
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,209,514
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2014 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/31	4,265,000	5,037,989
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,427,078
Long Beach Harbor Rev., Series 2014 C, 5.00%, 11/15/18	22,000,000	24,603,920

	Principal Amount	Value
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/23	$650,000	$770,783
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/24	250,000	298,700
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/25	500,000	597,405
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/27	800,000	940,872
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/28	600,000	700,680
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40	2,500,000	2,770,125
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(4)	2,100,000	1,656,396
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,066,234
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,484,769
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	2,000,000	2,129,440
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26	2,115,000	2,755,020
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,419,576
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,211,750
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,393,702
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,087,860
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,532,020
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	2,995,270
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,046,580
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,419,975
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	1,170,000	1,172,831
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	950,000	952,290
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	1,250,000	1,252,475
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/23	2,855,000	3,558,757
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/26	2,700,000	3,392,793
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	822,945
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,401,190
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,561,482
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/26	1,500,000	1,886,940

	Principal Amount	Value
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/27	$1,280,000	$1,589,568
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.01%, 3/1/16 (SBBPA: Royal Bank of Canada)	3,500,000	3,500,000
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	5,000,000	5,479,600
Los Angeles Department of Water & Power System Rev., Series 2008 A-2, 5.25%, 7/1/32	3,535,000	3,892,247
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/16	1,000,000	1,013,110
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	780,000	860,738
Los Angeles Department of Water & Power System Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,218,650
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,845,375
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,949,754
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/26	1,300,000	1,602,328
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,603,810
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	2,031,007
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,065,640
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	177,872
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,055,000	1,072,355
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,107,080
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,530,440
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,523,980
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,047,880
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	2,565,000	2,829,246
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	5,140,000	6,173,654
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	3,000,000	3,629,250
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	6,665,000	7,351,628
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/24	5,000,000	6,362,400
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/26	3,555,000	4,454,095
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/27	1,050,000	1,300,824
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,399,144
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	1,325,000	1,522,187
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,296,300

	Principal Amount	Value
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	$1,000,000	$1,399,410
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 3.00%, 10/1/17	650,000	674,999
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 4.00%, 10/1/18	885,000	958,128
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 5.00%, 10/1/19	420,000	480,115
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 5.00%, 10/1/20	325,000	381,963
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.39%, 3/3/16	10,000,000	9,975,400
Metropolitan Water District of Southern California Rev., Series 2011 A-4, VRDN, 0.39%, 3/3/16	5,000,000	4,987,700
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,992,950
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,387,560
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,060,500
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,411,632
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,164,330
Newark Unified School District GO, Series 2014 B, 5.00%, 8/1/44	6,030,000	6,907,063
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,274,560
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,115,320
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,016,460
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,259,920
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,731,251
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,324,495
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,868,672
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,112,582
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,407,680
Northern California Transmission Agency Rev., Series 2016 A, (California-Oregon Project), 5.00%, 5/1/21(5)	800,000	962,448
Northern California Transmission Agency Rev., Series 2016 A, (California-Oregon Project), 5.00%, 5/1/28(5)	1,000,000	1,250,230
Northern California Transmission Agency Rev., Series 2016 A, (California-Oregon Project), 5.00%, 5/1/29(5)	1,000,000	1,239,630
Northern California Transmission Agency Rev., Series 2016 A, (California-Oregon Project), 5.00%, 5/1/30(5)	1,855,000	2,286,306
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,480,992
Oakland State Building Authority Lease Rev., Series 2015 A, (Elihu M. Harris State Office), 5.00%, 12/1/19	2,445,000	2,813,168
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	880,028

	Principal Amount	Value
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	$2,150,000	$2,508,233
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,730,676
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/20	1,670,000	1,914,404
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/21	610,000	712,340
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/22	500,000	592,240
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/23	1,400,000	1,677,494
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/25	650,000	791,239
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	950,000	1,066,755
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,345,000	3,617,651
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,740,928
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,288,560
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,254,470
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	214,181
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,867,535
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	6,500,000	6,666,205
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,230,440
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,806,360
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,417,680
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,417,004
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,789,594
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,148,400
Oxnard School District GO, Series 2015 D, (Election of 2012), 3.00%, 8/1/20 (AGM)(4)	2,800,000	2,954,672
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,347,362
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,482,248
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	880,000	954,492
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,195,835
Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,519,058
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,888,067
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,220,191
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,643,498
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Rev., Series 2016 A, 5.00%, 9/1/29 (AGM)	3,000,000	3,616,290
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,553,671

	Principal Amount	Value
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/16 (NATL-RE)	$1,270,000	$1,310,869
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,980,925
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	1,043,695
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,150,000	1,220,978
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,205,000	1,279,373
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 2.00%, 9/1/16	1,285,000	1,294,483
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 3.00%, 9/1/17	670,000	689,758
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,045,590
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	926,038
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,519,466
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,644,370
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	2,040,453
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/23	90,000	96,242
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/24	700,000	834,701
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,123,720
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,098,045
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,605,645
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	2,145,000	2,363,104
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,013,190
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/20	1,000,000	1,156,500
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/23	1,000,000	1,143,080
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/24	1,000,000	1,156,510
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,232,900
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.81%, 3/1/16 (NATL-RE/FGIC)	2,500,000	2,316,875
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 3.00%, 7/1/17	18,730,000	19,376,934
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 4.00%, 7/1/18	6,000,000	6,478,920
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,324,058
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,729,390
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,850,370

	Principal Amount	Value
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	$5,000,000	$6,152,600
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 4.00%, 12/1/18	2,000,000	2,160,360
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 12/1/34 (BAM)	970,000	1,117,033
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	440,088
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,031,780
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	269,930
Salinas Union High School District GO, Capital Appreciation, 0.00%, 8/1/20(1)	5,000,000	4,624,350
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	388,910
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	334,626
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,067,200
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	10,444,274
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,626,520
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,470,960
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,647,880
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,298,763
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,236,908
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	316,227
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	332,271
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	341,853
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,851,838
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	535,248
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,460,370
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,347,680
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	847,215
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	835,919
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	324,018
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	442,224
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,171,778
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,724,200

	Principal Amount	Value
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	$2,390,000	$3,027,054
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,364,858
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	2,814,361
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	3,970,000	4,640,414
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 B, 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	4,178,125
San Diego Public Facilities Financing Authority Sewer Rev., Series 2010 A, 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	4,021,044
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (AGC)	1,230,000	1,294,944
San Diego Public Facilities Financing Authority Water Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,107,190
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,418,420
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,458,900
San Diego Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2016 A, 5.00%, 9/1/22	1,000,000	1,228,920
San Diego Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2016 A, 5.00%, 9/1/23	1,000,000	1,246,490
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	305,535
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	891,510
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	3,704,650
San Diego Unified School District GO, Series 2015 R-4, 5.00%, 7/1/28	5,000,000	6,209,350
San Francisco Bay Area Rapid Transit District Rev., Series 2015 A, 5.00%, 7/1/28	1,500,000	1,887,390
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,558,566
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,192,680
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,872,000
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	3,985,310
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,702,500
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,831,570
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/29	6,270,000	7,441,800
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,512,738
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,561,414
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,313,711
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,362,790

	Principal Amount	Value
San Francisco City and County GO, Series 2015 R-1, 5.00%, 6/15/25	$1,880,000	$2,334,076
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,084,400
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,232,445
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/28	1,055,000	1,305,858
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/35	1,415,000	1,695,609
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 3.00%, 8/1/16	3,000,000	3,034,050
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	447,229
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	488,492
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	528,505
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	590,034
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	614,395
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/21	460,000	536,397
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/26	425,000	500,671
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/27	550,000	642,428
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/28	370,000	429,281
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	1,000,000	1,109,340
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/17(1)(2)	1,000,000	996,360
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	9,000,000	10,057,860
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/27	1,295,000	1,570,252
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/28	1,500,000	1,818,825
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/30	1,750,000	2,095,100
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/31	1,000,000	1,195,580
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/16	1,100,000	1,122,803
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/17	900,000	959,562
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/17	1,160,000	1,236,769
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/18	2,100,000	2,328,291
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/19	1,000,000	1,147,770
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)(2)	2,680,000	2,957,889

	Principal Amount	Value
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	$860,000	$910,929
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,100,700
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	805,044
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,020,320
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,121,253
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,121,800
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,686,800
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,879
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	687,102
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	718,338
Santa Monica-Malibu Unified School District GO, Series 2015 B, (Election of 2012), 5.00%, 7/1/17	3,375,000	3,583,946
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,823,510
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,767,963
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/23 (NATL-RE)	1,000,000	1,224,800
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/25 (NATL-RE)	1,390,000	1,731,982
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/29 (NATL-RE)	1,100,000	1,338,865
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,090,680
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	2,923,371
South Placer Wastewater Authority Rev., VRN, 0.34%, 3/3/16	4,400,000	4,370,652
South San Francisco Unified School District GO, Capital Appreciation, Series 2012 C, 0.00%, 6/1/16(1)(2)	2,000,000	1,998,300
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,177,191
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,249,200
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,342,227
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 4.00%, 7/1/16	2,055,000	2,081,797
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 5.00%, 7/1/18	1,880,000	2,073,678
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,206,040
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,709,360
Southern California Water Replenishment District Authority Rev., 5.00%, 8/1/21	1,000,000	1,215,300

	Principal Amount	Value
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	$1,500,000	$1,867,230
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,708,934
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,755,651
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,346,172
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,754,731
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,802,222
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	13,359,146
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	638,131
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	304,100
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	981,870
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/25	2,325,000	2,924,524
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/26	6,285,000	7,825,642
Temecula Valley Unified School District Financing Authority Special Tax Rev., 4.00%, 9/1/17 (BAM)	415,000	435,663
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/18 (BAM)	325,000	358,365
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/19 (BAM)	265,000	301,554
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/20 (BAM)	400,000	466,976
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/21 (BAM)	515,000	616,414
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/22 (BAM)	275,000	332,987
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	1,750,000	1,664,110
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.01%, 3/3/16 (SBBPA: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,130,020
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/22	480,000	569,251
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/23	725,000	867,506
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/28	1,000,000	1,182,170
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/30	1,000,000	1,168,550
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,005,970
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,756,487
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,504,325

	Principal Amount/Shares	Value
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	$1,000,000	$1,019,720
University of California Rev., Series 2009 O, 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,433,524
University of California Rev., Series 2009 O, 5.25%, 5/15/39	6,495,000	7,324,087
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,556,782
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,369,450
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	6,150,000	7,473,480
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,900,908
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,952,517
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,844,399
University of California Rev., Series 2015 I, 5.00%, 5/15/26	11,300,000	14,243,537
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/18	600,000	647,340
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/19	600,000	663,858
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/30	2,000,000	2,389,320
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/33	3,000,000	3,533,940
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/34	1,200,000	1,407,636
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/35	1,500,000	1,753,395
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,645,080
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,126,380
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,384,368
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	2,504,280
		1,515,562,563
Guam — 0.1%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	825,000	914,942
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,139,320
		2,054,262
TOTAL MUNICIPAL SECURITIES (Cost $1,419,268,611)		1,517,616,825
TEMPORARY CASH INVESTMENTS — 1.8%
Federated California Municipal Cash Trust, Wealth Shares (Cost $28,321,808)	28,321,808	28,321,808
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,447,590,419)		1,545,938,633
OTHER ASSETS AND LIABILITIES — 0.5%		7,459,380
TOTAL NET ASSETS — 100.0%		$1,553,398,013

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,126,790, which represented 0.4% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 29, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,447,590,419)	$1,545,938,633
Cash	15,027
Receivable for investments sold	1,768,077
Receivable for capital shares sold	1,587,526
Interest receivable	16,260,740
1,565,570,003

Liabilities
Payable for investments purchased	9,395,361
Payable for capital shares redeemed	1,577,579
Accrued management fees	536,156
Distribution and service fees payable	21,521
Dividends payable	641,373
12,171,990

Net Assets	$1,553,398,013

Net Assets Consist of:
Capital paid in	$1,459,762,321
Undistributed net investment income	18,902
Accumulated net realized loss	(4,731,424)
Net unrealized appreciation	98,348,214
$1,553,398,013

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,251,383,127	103,626,612	$12.08
Institutional Class	$245,476,328	20,325,280	$12.08
A Class	$38,369,871	3,177,005	$12.08*
C Class	$18,168,687	1,503,583	$12.08
*Maximum offering price $12.65 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,769,513

Expenses:
Management fees	3,311,103
Distribution and service fees:
A Class	47,016
C Class	85,137
Trustees' fees and expenses	45,550
3,488,806

Net investment income (loss)	18,280,707

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,388,647
Change in net unrealized appreciation (depreciation) on investments	22,233,662

Net realized and unrealized gain (loss)	28,622,309

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,903,016

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2015
Increase (Decrease) in Net Assets	February 29, 2016	August 31, 2015
Operations
Net investment income (loss)	$18,280,707	$34,665,041
Net realized gain (loss)	6,388,647	(4,011,300)
Change in net unrealized appreciation (depreciation)	22,233,662	(6,569,308)
Net increase (decrease) in net assets resulting from operations	46,903,016	24,084,433

Distributions to Shareholders
From net investment income:
Investor Class	(14,685,076)	(27,681,317)
Institutional Class	(3,056,449)	(5,936,358)
A Class	(400,851)	(805,038)
C Class	(117,511)	(242,328)
Decrease in net assets from distributions	(18,259,887)	(34,665,041)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,081,562	193,414,589

Net increase (decrease) in net assets	47,724,691	182,833,981

Net Assets
Beginning of period	1,505,673,322	1,322,839,341
End of period	$1,553,398,013	$1,505,673,322

Undistributed (distributions in excess of) net investment income	$18,902	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2016 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 29, 2016 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2016 were $146,397,860 and $136,752,636, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2016		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,739,253	$116,460,375	26,776,444	$319,070,899
Issued in reinvestment of distributions	922,340	11,049,664	1,802,765	21,478,133
Redeemed	(9,701,477)	(116,234,750)	(15,057,358)	(179,336,810)
	960,116	11,275,289	13,521,851	161,212,222
Institutional Class
Sold	2,702,347	32,297,122	5,629,481	67,112,507
Issued in reinvestment of distributions	249,741	2,992,172	488,458	5,819,299
Redeemed	(2,272,145)	(27,173,676)	(3,891,831)	(46,318,259)
	679,943	8,115,618	2,226,108	26,613,547
A Class
Sold	400,853	4,819,166	1,248,227	14,886,390
Issued in reinvestment of distributions	29,687	355,606	60,961	726,450
Redeemed	(569,322)	(6,803,643)	(748,912)	(8,926,577)
	(138,782)	(1,628,871)	560,276	6,686,263
C Class
Sold	230,480	2,762,341	312,075	3,713,825
Issued in reinvestment of distributions	7,869	94,302	16,567	197,590
Redeemed	(128,502)	(1,537,117)	(419,832)	(5,008,858)
	109,847	1,319,526	(91,190)	(1,097,443)
Net increase (decrease)	1,611,124	$19,081,562	16,217,045	$193,414,589

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,517,616,825	—
Temporary Cash Investments	$28,321,808	—	—
	$28,321,808	$1,517,616,825	—

7. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,447,590,419
Gross tax appreciation of investments	$98,662,521
Gross tax depreciation of investments	(314,307)
Net tax appreciation (depreciation) of investments	$98,348,214

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2015, the fund had accumulated short-term capital losses of $(4,461,809) and accumulated long-term capital losses of $(6,622,789), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.85	0.14	0.23	0.37	(0.14)	—	(0.14)	$12.08	3.15%	0.47%(4)	2.39%(4)	9%	$1,251,383
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
2014	$11.36	0.29	0.58	0.87	(0.29)	—	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
2013	$11.96	0.30	(0.60)	(0.30)	(0.30)	—(5)	(0.30)	$11.36	(2.51)%	0.47%	2.48%	46%	$1,000,450
2012	$11.41	0.36	0.55	0.91	(0.36)	—	(0.36)	$11.96	8.06%	0.47%	3.04%	55%	$1,026,796
2011	$11.56	0.40	(0.15)	0.25	(0.40)	—	(0.40)	$11.41	2.27%	0.48%	3.57%	49%	$814,078
Institutional Class
2016(3)	$11.85	0.15	0.23	0.38	(0.15)	—	(0.15)	$12.08	3.26%	0.27%(4)	2.59%(4)	9%	$245,476
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892
2014	$11.37	0.32	0.57	0.89	(0.32)	—	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
2013	$11.96	0.32	(0.59)	(0.27)	(0.32)	—(5)	(0.32)	$11.37	(2.32)%	0.27%	2.68%	46%	$160,329
2012	$11.41	0.38	0.55	0.93	(0.38)	—	(0.38)	$11.96	8.28%	0.27%	3.24%	55%	$87,170
2011	$11.57	0.42	(0.16)	0.26	(0.42)	—	(0.42)	$11.41	2.39%	0.28%	3.77%	49%	$37,381

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.85	0.13	0.23	0.36	(0.13)	—	(0.13)	$12.08	3.03%	0.72%(4)	2.14%(4)	9%	$38,370
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
2014	$11.37	0.27	0.57	0.84	(0.27)	—	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
2013	$11.96	0.27	(0.59)	(0.32)	(0.27)	—(5)	(0.27)	$11.37	(2.76)%	0.72%	2.23%	46%	$36,644
2012	$11.41	0.32	0.56	0.88	(0.33)	—	(0.33)	$11.96	7.79%	0.72%	2.79%	55%	$36,341
2011	$11.57	0.37	(0.16)	0.21	(0.37)	—	(0.37)	$11.41	1.93%	0.73%	3.32%	49%	$15,077
C Class
2016(3)	$11.86	0.08	0.22	0.30	(0.08)	—	(0.08)	$12.08	2.56%	1.47%(4)	1.39%(4)	9%	$18,169
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531
2014	$11.37	0.18	0.58	0.76	(0.18)	—	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738
2013	$11.97	0.18	(0.60)	(0.42)	(0.18)	—(5)	(0.18)	$11.37	(3.56)%	1.47%	1.48%	46%	$19,555
2012	$11.42	0.23	0.56	0.79	(0.24)	—	(0.24)	$11.97	6.99%	1.47%	2.04%	55%	$14,361
2011	$11.57	0.29	(0.15)	0.14	(0.29)	—	(0.29)	$11.42	1.27%	1.48%	2.57%	49%	$4,157

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 29, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88536 1604

SEMIANNUAL REPORT	FEBRUARY 29, 2016

California High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Municipal Bonds (Munis) Outperformed During a Volatile Period

Widespread concerns about global economic growth sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last summer and re-emerged in January and early February, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including munis and Treasuries were market leaders.

Despite default threats in Puerto Rico and financial concerns facing the city of Chicago and the states of Illinois and New Jersey, the broader muni market was viewed as a relative bastion of stability because of its comparatively high overall credit quality. Investors also focused on munis because this sector has historically performed relatively well in periods of rising interest rates, particularly if the rate increases reflect stronger economic conditions. The Barclays Municipal Bond Index advanced 3.62% for the six months.

Speaking of rising interest rates, the U.S. Federal Reserve (the Fed) finally began the process of gradually increasing its overnight interest rate target. But we don’t expect a big increase in intermediate- to longer-maturity bond yields in the near term because of deflationary threats and other headwinds still facing the global economy. We believe the Fed’s moves (and conjecture about these moves) will be accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

FEBRUARY 29, 2016
Portfolio at a Glance
Weighted Average Maturity	19.3 years
Average Duration (Modified)	6.0 years

Top Five Sectors	% of fund investments
Special Tax	23%
Hospital	10%
General Obligation (GO) - Local	9%
Tollroads	9%
Lease Revenue	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	95.8%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Expenses Paid During Period(1)9/1/15 - 2/29/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,048.80	$2.55	0.50%
Institutional Class	$1,000	$1,049.90	$1.53	0.30%
A Class	$1,000	$1,047.50	$3.82	0.75%
C Class	$1,000	$1,043.60	$7.62	1.50%
Hypothetical
Investor Class	$1,000	$1,022.38	$2.51	0.50%
Institutional Class	$1,000	$1,023.37	$1.51	0.30%
A Class	$1,000	$1,021.13	$3.77	0.75%
C Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

FEBRUARY 29, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.8%
California — 93.8%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	$2,000,000	$2,245,220
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	3,500,000	3,990,070
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE)(1)	1,000,000	921,780
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,414,220
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,415,000
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,480,000	1,622,243
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	4,400,000	5,012,876
Arcadia Unified School District GO, Series 2014 B, 5.00%, 6/1/44	5,000,000	5,750,100
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 3/3/16	1,000,000	987,310
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 3/3/16	1,450,000	1,448,246
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 3/3/16	2,500,000	2,480,525
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,155,140
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	5,000,000	5,755,500
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,070,895
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	742,440
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,087,862
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,071,367
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	839,620
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,501,740
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(1)	20,000,000	1,440,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	884,255
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,046,299
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,358,960
California GO, 5.00%, 11/1/19	5,000,000	5,768,850
California GO, 5.25%, 2/1/30	5,000,000	5,952,450
California GO, 6.00%, 4/1/38	5,000,000	5,745,300
California GO, 5.00%, 2/1/43	5,650,000	6,499,986

6

	Principal Amount	Value
California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.01%, 3/1/16 (LOC: Citibank N.A.)	$4,400,000	$4,400,000
California GO, Series 2012 B, VRN, 0.91%, 3/3/16	2,000,000	2,014,220
California GO, Series 2012 B, VRN, 1.01%, 3/3/16	800,000	807,376
California GO, Series 2012 B, VRN, 1.16%, 3/3/16	960,000	975,744
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,376,832
California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,018,880
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,216,640
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,930,017
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,693,155
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,149,370
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,923,242
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,540,390
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	2,200,000	2,693,108
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.01%, 3/1/16 (LOC: U.S. Bank N.A.)	8,800,000	8,800,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,418,319
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,323,540
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,148,597
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,766,400
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,202,845
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	515,279
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,604,200
California Health Facilities Financing Authority Rev., Series 2014 A, (Providence Health and Services), 5.00%, 10/1/38	2,000,000	2,322,200
California Health Facilities Financing Authority Rev., Series 2015 A, (Sutter Health), 5.00%, 8/15/43	2,880,000	3,335,933
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 2.05%, 3/3/16	1,000,000	1,023,750
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 3/3/16	2,190,000	2,193,285
California Mobile Home Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,021,920
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,607,281
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,079,680
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/35	350,000	391,041

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/40	$500,000	$553,490
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/44	300,000	330,915
California Municipal Finance Authority Rev., (Santa Rosa Academy Project), 5.125%, 7/1/35(3)	905,000	947,336
California Municipal Finance Authority Rev., (Santa Rosa Academy Project), 5.375%, 7/1/45(3)	1,400,000	1,465,828
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,459,028
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20	600,000	687,468
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22	360,000	423,266
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	950,000	1,045,827
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,750,000	1,896,615
California Municipal Finance Authority Rev., Series 2015 A, (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,919,960
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/46	3,615,000	4,028,845
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,029,037
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,239,821
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.01%, 3/1/16 (LOC: TD Bank N.A.)	3,600,000	3,600,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,335,400
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,045,570
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,477,263
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,230,630
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,157,150
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,808,295
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	6,275,350
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	580,480
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,305,951
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,500,000	1,717,620
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,713,404
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	7,000,000	8,169,910
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(3)	500,000	584,745
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(3)	685,000	794,984

8

	Principal Amount	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(3)	$795,000	$918,408
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(3)	400,000	460,328
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(3)	500,000	571,900
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,109,460
California School Finance Authority Rev., (KIPP LA Projects), 5.00%, 7/1/45(3)	1,650,000	1,788,418
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 4.125%, 7/1/24	475,000	512,150
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.125%, 7/1/44	700,000	760,249
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.00%, 7/1/34	500,000	549,450
California School Finance Authority Rev., Series 2014 A, (View Park Elementary and Middle Schools), 6.00%, 10/1/49	700,000	757,148
California School Finance Authority Rev., Series 2015 A, (Alliance College-Ready Public School Project), 5.00%, 7/1/45(3)	5,000,000	5,374,100
California School Finance Authority Rev., Series 2015 A, (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,116,910
California School Finance Authority Rev., Series 2015 A, (Green Dot Public School Project), 5.00%, 8/1/45(3)	3,500,000	3,753,015
California School Finance Authority Rev., Series 2016 A, (Launchpad Development Obligated Group), 5.00%, 6/1/21(3)	400,000	441,360
California School Finance Authority Rev., Series 2016 A, (Launchpad Development Obligated Group), 5.00%, 6/1/26(3)	500,000	553,095
California School Finance Authority Rev., Series 2016 A, (Launchpad Development Obligated Group), 5.00%, 6/1/31(3)	870,000	928,525
California School Finance Authority Rev., Series 2016 A, (Launchpad Development Obligated Group), 5.00%, 6/1/36(3)	1,000,000	1,046,100
California School Finance Authority Rev., Series 2016 A, (Launchpad Development Obligated Group), 5.00%, 6/1/46(3)	2,100,000	2,156,574
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,430,313
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,635,480
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,568,100
California Statewide Communities Development Authority Rev., (Orinda Wilder Project), 5.00%, 9/1/37	4,515,000	5,005,961
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,384,539
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	2,500,000	2,906,175
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,231,494
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,066,800
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,757,134
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,153,230
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,829,500

9

	Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	$1,200,000	$1,314,300
California Statewide Communities Development Authority Rev., Series 2014 A, (899 Charleston Project), 5.25%, 11/1/44	1,500,000	1,550,010
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,154,080
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	1,500,000	1,719,225
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	2,760,000	3,126,362
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	1,300,000	1,316,536
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/35	1,785,000	2,104,283
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	2,400,000	2,685,840
California Statewide Communities Development Authority Rev., Series 2015, (Independence Support LLC Project), 7.00%, 6/1/45	7,000,000	6,947,290
California Statewide Communities Development Authority Special Assessment Rev., (Emerson Ranch Project), 2.70%, 9/2/22	345,000	346,297
California Statewide Communities Development Authority Special Assessment Rev., (Emerson Ranch Project), 3.00%, 9/2/23	355,000	356,697
California Statewide Communities Development Authority Special Assessment Rev., (Emerson Ranch Project), 3.00%, 9/2/24	365,000	366,759
California Statewide Communities Development Authority Special Assessment Rev., (Emerson Ranch Project), 5.00%, 9/2/35	1,920,000	2,135,866
California Statewide Communities Development Authority Special Assessment Rev., (Emerson Ranch Project), 5.00%, 9/2/45	3,810,000	4,179,418
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,335,140
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,404,280
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,154,200
City of Dixon Special Tax Rev., (Community Facilities District No. 2013-1), 5.00%, 9/1/45	4,780,000	5,156,186
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	827,379
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	699,234
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	809,088
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	403,942
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,651,500
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40	2,000,000	2,309,420
City of Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	612,895
City of Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	625,485
City of Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	503,520
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,534,060
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, cost $110,000)(4)	110,000	111,177

10

	Principal Amount	Value
Corona-Norca Unified School District Special Tax Rev., (Community Facilities District No. 05-1), 4.00%, 9/1/45	$2,000,000	$2,047,160
Del Mar Race Track Authority Rev., 5.00%, 10/1/29(3)	1,010,000	1,114,222
Del Mar Race Track Authority Rev., 5.00%, 10/1/35(3)	2,000,000	2,185,340
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	952,085
Eastern Municipal Water District Community Facilities District No. 2000-01 Special Tax Rev., (French Valley), 5.00%, 9/1/36	3,575,000	3,909,370
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,363,600
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/31 (AGM)	590,000	696,442
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/34 (AGM)	1,000,000	1,163,840
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,596,732
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,015,390
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,773,650
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	2,200,000	1,762,244
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	6,000,000	1,871,160
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	27,500,000	32,570,725
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,750,000	4,478,850
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	4,000,000	4,772,680
Fremont Community Facilities District No. 1 Special Tax Rev., (Pacific Commons), 5.00%, 9/1/40	3,000,000	3,356,910
Fremont Community Facilities District No. 1 Special Tax Rev., (Pacific Commons), 5.00%, 9/1/45	2,000,000	2,227,680
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	4,650,000	4,667,205
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	3,000,000	2,847,420
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	15,400,000	13,825,042
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	18,805,000	18,181,614
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-2, 5.30%, 6/1/37	3,000,000	2,831,790
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,770,750
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,431,266
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,692,075
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,732,087
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/34	350,000	397,586
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/39	2,100,000	2,357,607
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/29	1,060,000	1,179,112
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/35	2,690,000	2,920,022

11

	Principal Amount	Value
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	$3,000,000	$3,086,490
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,076,496
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,957,210
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,000,000	1,047,130
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,500,000	1,606,935
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitas de Sonoma), 5.00%, 10/15/47	5,000,000	5,309,300
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,914,175
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,698,900
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/16, Prerefunded at 100% of Par(2)	500,000	505,690
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/16, Prerefunded at 100% of Par(2)	1,150,000	1,163,823
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobile Home Park), 5.70%, 11/15/47	3,430,000	3,531,905
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,285,713
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,680,000	2,992,247
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No. 1), 5.00%, 9/1/49	4,500,000	5,035,005
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	598,435
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,407,120
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	276,445
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,102,690
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/31	1,100,000	1,292,951
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/42	1,000,000	1,117,320
Kaweah Delta Health Care District Rev., Series 2015 B, 4.00%, 6/1/45	4,250,000	4,307,332
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,189,628
Lake Elsinore Public Financing Authority Rev., 5.00%, 9/1/40	2,380,000	2,632,756
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,478,912
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,447,045
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/45	5,245,000	5,777,158
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(5)	1,300,000	1,025,388
Los Angeles Community College District GO, Series 2008 F-1, (Election of 2003), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,209,400

12

	Principal Amount	Value
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	$995,000	$1,015,786
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,224,400
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	475,000	476,150
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	400,000	400,964
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	550,000	551,089
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/20 (AGM)	1,305,000	1,513,539
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/21 (AGM)	1,895,000	2,247,906
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 4.00%, 6/1/18 (AGM)	1,650,000	1,760,038
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/19 (AGM)	1,200,000	1,354,728
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,267,460
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,229,225
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	418,149
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	3,430,000	4,119,773
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	3,335,000	3,678,572
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,399,144
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,550,740
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,480,742
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,597,640
Menifee Union School District Public Financing Authority Special Tax Rev., Series 2016 A, 5.00%, 9/1/26	755,000	904,852
Menifee Union School District Public Financing Authority Special Tax Rev., Series 2016 A, 4.00%, 9/1/27	420,000	455,595
Menifee Union School District Public Financing Authority Special Tax Rev., Series 2016 A, 5.00%, 9/1/28	325,000	377,728
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,422,130
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,296,940
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,581,200
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,880,000	1,880,602
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,951,788
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,283,410
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	4,074,100

13

	Principal Amount	Value
Oakland Redevelopment Agency Rev., 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(2)	$5,000,000	$5,120,950
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,844,100
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,508,233
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	945,121
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/35	1,200,000	1,371,336
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	1,850,000	2,077,365
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,492,510
Orange County Community Facilities District No. 06-1 Special Tax Rev., (Del Rio Public Improvements), 5.00%, 10/1/40 (AGM)	2,000,000	2,272,200
Orange County Community Facilities District No. 15-1 Special Tax Rev., Series 2015 A, (Village of Esencia), 5.25%, 8/15/45	4,000,000	4,602,640
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,860,752
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,283,021
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,384,508
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,104,365
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,565,680
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	3,083,025
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,367,625
Patterson Joint Unified School District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 3/1/49 (AGM)(1)	8,160,000	2,135,390
Perris Union High School District Financing Authority Special Tax Rev., 5.00%, 9/1/41	2,000,000	2,225,660
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,951,982
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,760,000	4,426,347
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/34	1,000,000	1,151,240
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/35	1,000,000	1,142,700
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/36	1,250,000	1,425,088
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	585,000	643,518
Rancho Cordova Community Facilities District Special Tax Rev., (Sunridge North Douglas No. 2005-1), 5.00%, 9/1/40	1,195,000	1,304,856
Rancho Cordova Community Facilities District Special Tax Rev., (Sunridge North Douglas No. 2005-1), 5.00%, 9/1/45	1,250,000	1,371,175
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,228,096
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/35	2,550,000	2,860,488
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	1,785,000	2,005,501

14

	Principal Amount	Value
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	$1,500,000	$1,633,740
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 B, (Public Improvements), 5.50%, 9/1/45	5,000,000	5,445,800
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,155,433
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,762,273
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,253,140
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 07-2-Clinton Keith Road), 5.00%, 9/1/40	2,250,000	2,382,907
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 07-2-Clinton Keith Road), 5.00%, 9/1/44	2,735,000	2,881,240
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,604,778
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	962,184
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	576,695
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/41(1)	2,000,000	651,020
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/42(1)	3,320,000	1,017,945
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	1,427,650
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.00%, 9/1/35	4,685,000	5,271,937
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.00%, 9/1/38	2,900,000	3,249,160
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,863,714
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,755,948
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,033,142
Roseville Westbrook Community Facilities District No. 1 Special Tax Rev., (Public Facilities), 5.00%, 9/1/44	1,650,000	1,751,260
Roseville Westpark Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/37	1,250,000	1,385,925
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,440,960
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	747,806
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,196,070
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,458,080
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,302,018
San Bernardino Community Facilities District No. 2002-1 Special Tax Rev., (Kaiser Commerce Center), 5.00%, 9/1/33	3,000,000	3,328,560
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,461,230
San Clemente Special Tax Rev., (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,000,000	2,261,540

15

	Principal Amount	Value
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	$835,000	$1,034,106
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	641,072
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	862,344
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	365,487
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	955,000	1,150,374
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	595,890
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,820,050
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,681,020
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,776,645
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,237,760
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	2,660,000	3,109,194
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,391,300
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,512,130
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	891,510
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.25%, 5/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,298,440
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,284,840
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,208,410
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,509,962
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/33	780,000	886,618
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/43	1,000,000	1,109,340
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	455,288
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	553,357
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,161,690
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	325,303
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	6,000,000	6,555,540
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(1)	1,335,000	550,661
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	2,201,625
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	97,774
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	8,614,720

16

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	$290,000	$148,616
San Jose Airport Rev., Series 2011 A-2, 5.25%, 3/1/34	2,605,000	3,001,663
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	572,580
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,528,347
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	4,560,300
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	1,449,121
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,532,140
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,419,875
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Prerefunded at 103% of Par(2)	465,000	518,229
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,480,000	1,712,153
Saugus/Hart School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1), 5.00%, 9/1/41	1,235,000	1,387,288
Saugus/Hart School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1), 5.00%, 9/1/46	1,250,000	1,398,175
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, Series 2007 A, (Santa Clara County Tobacco Securitization Corp.), 0.00%, 6/1/36(1)	1,000,000	281,230
South Placer Wastewater Authority Rev., VRN, 0.34%, 3/3/16	2,985,000	2,965,090
Southern California Public Power Authority Rev., Series 2007 A, 5.25%, 11/1/19	2,445,000	2,755,637
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,465,033
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	1,176,750
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,616,813
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,178,435
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,619,525
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,053,082
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,486,296
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	800,253
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(1)	5,500,000	1,242,560
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/29 (AGM)	1,250,000	1,464,925
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/30 (AGM)	1,315,000	1,533,290

17

	Principal Amount	Value
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/31 (AGM)	$1,380,000	$1,604,098
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,516,120
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,325,770
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE)(1)	2,690,000	2,370,024
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE)(1)	2,220,000	1,883,204
Tejon Ranch Public Facilities Finance Authority Special Tax Rev., Series 2015 A, (Community Facilities District No. 2008-1), 5.00%, 9/1/45	4,000,000	4,421,400
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A-1, 5.50%, 6/1/45	2,000,000	1,920,940
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	2,250,000	2,139,570
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.125%, 6/1/46	2,000,000	1,909,120
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,108,850
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18	1,900,000	2,033,133
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19	2,285,000	2,573,984
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20	2,100,000	2,422,812
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,174,678
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,201,372
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,281,880
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,454,079
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/17, Prerefunded at 100% of Par(2)	4,945,000	5,341,045
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/17, Prerefunded at 100% of Par(2)	1,300,000	1,404,117
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 5.00%, 9/1/37	3,330,000	3,821,841
Tustin Community Facilities District No. 14-1 Special Tax Rev., Series 2015 A, (Tustin Legacy/Standard Pacific), 5.00%, 9/1/40	1,100,000	1,207,382
Tustin Community Facilities District No. 14-1 Special Tax Rev., Series 2015 A, (Tustin Legacy/Standard Pacific), 5.00%, 9/1/45	2,200,000	2,411,090
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,143,410
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,120,760
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,735,065
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,753,027
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,001,730

18

	Principal Amount/Shares	Value
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	$5,000,000	$5,810,500
Val Verde Unified School District Special Tax Rev., 5.00%, 9/1/37	1,750,000	1,938,912
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	1,600,000	1,786,720
Washington Township Health Care District Rev., Series 2015 A, 5.00%, 7/1/26	400,000	470,252
Washington Township Health Care District Rev., Series 2015 A, 3.25%, 7/1/27	1,000,000	1,007,210
Washington Township Health Care District Rev., Series 2015 A, 3.50%, 7/1/28	750,000	764,370
Washington Township Health Care District Rev., Series 2015 A, 3.75%, 7/1/29	1,000,000	1,024,950
Whittier Health Facilities Rev., (Presbyterian Intercommunity Hospital), 5.00%, 6/1/44	3,500,000	3,936,170
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,540,356
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE)(1)	1,500,000	1,176,600
		909,515,740
Guam — 1.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,096,720
Guam Government GO, Series 2009 A, 7.00%, 11/15/19, Prerefunded at 100% of Par(2)	7,230,000	8,868,752
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,365,280
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	927,036
		14,257,788
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(3)	2,500,000	2,859,700
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,250,480
		5,110,180
TOTAL MUNICIPAL SECURITIES (Cost $849,748,489)		928,883,708
TEMPORARY CASH INVESTMENTS — 3.1%
Federated California Municipal Cash Trust, Wealth Shares (Cost $30,311,267)	30,311,267	30,311,267
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $880,059,756)		959,194,975
OTHER ASSETS AND LIABILITIES — 1.1%		10,463,348
TOTAL NET ASSETS — 100.0%		$969,658,323

19

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,316,344, which represented 3.7% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $111,177, which represented less than 0.05% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

FEBRUARY 29, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $880,059,756)	$959,194,975
Cash	93,290
Receivable for investments sold	15,450
Receivable for capital shares sold	977,987
Interest receivable	11,646,428
971,928,130

Liabilities
Payable for capital shares redeemed	1,479,431
Accrued management fees	361,658
Distribution and service fees payable	48,543
Dividends payable	380,175
2,269,807

Net Assets	$969,658,323

Net Assets Consist of:
Capital paid in	$931,532,758
Undistributed net investment income	10,848
Accumulated net realized loss	(41,020,502)
Net unrealized appreciation	79,135,219
$969,658,323

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$710,351,824	66,944,650	$10.61
Institutional Class	$104,632,932	9,864,169	$10.61
A Class	$124,296,139	11,713,108	$10.61*
C Class	$30,377,428	2,862,331	$10.61
*Maximum offering price $11.11 (net asset value divided by 0.955).

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,579,193

Expenses:
Management fees	2,131,667
Distribution and service fees:
A Class	149,117
C Class	145,106
Trustees' fees and expenses	26,628
Other expenses	46
2,452,564

Net investment income (loss)	16,126,629

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,920,520
Futures contract transactions	69,766
1,990,286

Change in net unrealized appreciation (depreciation) on:
Investments	24,681,698
Futures contracts	(78,527)
24,603,171

Net realized and unrealized gain (loss)	26,593,457

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,720,086

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2015
Increase (Decrease) in Net Assets	February 29, 2016	August 31, 2015
Operations
Net investment income (loss)	$16,126,629	$31,052,252
Net realized gain (loss)	1,990,286	(3,687,147)
Change in net unrealized appreciation (depreciation)	24,603,171	6,737,352
Net increase (decrease) in net assets resulting from operations	42,720,086	34,102,457

Distributions to Shareholders
From net investment income:
Investor Class	(11,934,534)	(22,933,451)
Institutional Class	(1,782,113)	(3,213,866)
A Class	(2,017,310)	(4,194,466)
C Class	(381,824)	(710,469)
Decrease in net assets from distributions	(16,115,781)	(31,052,252)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	80,533,864	72,245,980

Net increase (decrease) in net assets	107,138,169	75,296,185

Net Assets
Beginning of period	862,520,154	787,223,969
End of period	$969,658,323	$862,520,154

Undistributed net investment income	$10,848	$—

See Notes to Financial Statements.

23

Notes to Financial Statements

FEBRUARY 29, 2016 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

24

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1925% to 0.3100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended February 29, 2016 was 0.50% for the Investor Class, A Class and C Class and 0.30% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and

25

service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended February 29, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2016 were $108,696,246 and $56,422,364, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2016		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,659,384	$101,500,519	16,300,335	$168,967,153
Issued in reinvestment of distributions	951,594	9,974,580	1,815,379	18,804,585
Redeemed	(4,994,684)	(52,258,580)	(12,572,062)	(130,008,836)
	5,616,294	59,216,519	5,543,652	57,762,902
Institutional Class
Sold	1,983,885	20,769,619	2,159,763	22,373,675
Issued in reinvestment of distributions	165,023	1,729,309	303,391	3,141,909
Redeemed	(418,320)	(4,387,854)	(1,799,790)	(18,737,563)
	1,730,588	18,111,074	663,364	6,778,021
A Class
Sold	1,405,676	14,745,616	2,760,616	28,582,741
Issued in reinvestment of distributions	178,146	1,867,316	373,436	3,869,303
Redeemed	(1,437,387)	(14,997,327)	(2,771,772)	(28,720,194)
	146,435	1,615,605	362,280	3,731,850
C Class
Sold	345,503	3,622,748	758,896	7,858,572
Issued in reinvestment of distributions	27,041	283,478	49,897	516,947
Redeemed	(220,096)	(2,315,560)	(425,841)	(4,402,312)
	152,448	1,590,666	382,952	3,973,207
Net increase (decrease)	7,645,765	$80,533,864	6,952,248	$72,245,980

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

26

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$928,883,708	—
Temporary Cash Investments	$30,311,267	—	—
	$30,311,267	$928,883,708	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 37 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 29, 2016, the effect of interest rate risk derivative instruments on the Statement of Operations was $69,766 in net realized gain (loss) on futures contract transactions and $(78,527) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

27

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$880,059,756
Gross tax appreciation of investments	$79,212,190
Gross tax depreciation of investments	(76,971)
Net tax appreciation (depreciation) of investments	$79,135,219

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2015, the fund had short-term capital losses of $(36,306,087) and long-term capital losses of $(6,499,020), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(9,518,848)	$(12,885,340)	$(6,203,529)	$(7,698,370)	$(6,499,020)

28

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.30	0.19	0.31	0.50	(0.19)	$10.61	4.88%	0.50%(4)	0.50%(4)	3.64%(4)	3.64%(4)	6%	$710,352
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	0.50%	3.75%	3.75%	41%	$631,702
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	0.50%	4.14%	4.14%	57%	$571,924
2013	$10.13	0.40	(0.80)	(0.40)	(0.40)	$9.33	(4.14)%	0.50%	0.50%	3.99%	3.99%	81%	$472,141
2012	$9.40	0.45	0.73	1.18	(0.45)	$10.13	12.79%	0.50%	0.50%	4.55%	4.55%	48%	$506,399
2011	$9.69	0.47	(0.29)	0.18	(0.47)	$9.40	2.07%	0.49%	0.51%	5.10%	5.08%	37%	$374,467
Institutional Class
2016(3)	$10.30	0.20	0.31	0.51	(0.20)	$10.61	4.99%	0.30%(4)	0.30%(4)	3.84%(4)	3.84%(4)	6%	$104,633
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	0.30%	3.95%	3.95%	41%	$83,751
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	0.30%	4.34%	4.34%	57%	$76,561
2013	$10.13	0.42	(0.80)	(0.38)	(0.42)	$9.33	(3.94)%	0.30%	0.30%	4.19%	4.19%	81%	$25,217
2012	$9.40	0.46	0.74	1.20	(0.47)	$10.13	13.01%	0.30%	0.30%	4.75%	4.75%	48%	$22,287
2011	$9.69	0.49	(0.29)	0.20	(0.49)	$9.40	2.27%	0.29%	0.31%	5.30%	5.28%	37%	$9,784

29

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.30	0.18	0.31	0.49	(0.18)	$10.61	4.75%	0.75%(4)	0.75%(4)	3.39%(4)	3.39%(4)	6%	$124,296
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	0.75%	3.50%	3.50%	41%	$119,150
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	0.75%	3.89%	3.89%	57%	$114,878
2013	$10.13	0.38	(0.80)	(0.42)	(0.38)	$9.33	(4.38)%	0.75%	0.75%	3.74%	3.74%	81%	$105,296
2012	$9.40	0.42	0.73	1.15	(0.42)	$10.13	12.51%	0.75%	0.75%	4.30%	4.30%	48%	$117,162
2011	$9.69	0.45	(0.29)	0.16	(0.45)	$9.40	1.82%	0.74%	0.76%	4.85%	4.83%	37%	$89,028
C Class
2016(3)	$10.30	0.14	0.31	0.45	(0.14)	$10.61	4.36%	1.50%(4)	1.50%(4)	2.64%(4)	2.64%(4)	6%	$30,377
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	1.50%	2.75%	2.75%	41%	$27,917
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	1.50%	3.14%	3.14%	57%	$23,860
2013	$10.13	0.30	(0.80)	(0.50)	(0.30)	$9.33	(5.09)%	1.50%	1.50%	2.99%	2.99%	81%	$25,056
2012	$9.40	0.35	0.73	1.08	(0.35)	$10.13	11.67%	1.50%	1.50%	3.55%	3.55%	48%	$29,388
2011	$9.69	0.38	(0.29)	0.09	(0.38)	$9.40	1.06%	1.49%	1.51%	4.10%	4.08%	37%	$23,917

30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 29, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

31

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88534 1604

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2016